CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 5,975,643	$ 854,507	¥ 6,248,116	¥ 4,268,577
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(207,571)	(29,682)	46,534	17,118
Other comprehensive income (loss)	(207,571)	(29,682)	46,534	17,118
Total comprehensive income	5,768,072	824,825	6,294,650	4,285,695
Comprehensive loss attributable to non-controlling interests	14,048	2,009	16,198	16,759
Comprehensive income attributable to ordinary shareholders	¥ 5,782,120	$ 826,834	¥ 6,310,848	¥ 4,302,454